Note 7 - Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
7.	Prepaid expenses and deposits

	December 31, 2017	December 31, 2016

Prepaid and deposits related to exploration and evaluation expenditures	$730	$7
Other prepaid expenses and deposits	437	312
	$1,167	$319

As at
December 31, 2017,
the Company had prepaid amounts related to drilling contracts at the Committee Bay project of
$384
(
December 31, 2016 -
$nil
) and surface rights agreements in Peru of
$268
(
December 31, 2016 -
$nil
).